Summary of Significant Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policy [Line Items]
Time Deposits, at Carrying Value	$ 130,000	$ 105,500
Cash, Restricted	39,619	35,684
Marketable Securities, Restricted	337	3,034
Advertising Expense	9	15	73
Goodwill	28,138	28,138
Segment Driver IC products [Member]
Significant Accounting Policy [Line Items]
Goodwill	26,846	26,846	26,846
Segment Non-driver products [Member]
Significant Accounting Policy [Line Items]
Goodwill	$ 1,292	$ 1,292	$ 1,292
Patents [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Patents [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years
Technology [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Technology [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
Customer Relationships [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
In Process Research and Development [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
Building [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Building Improvements [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Building Improvements [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	16 years
Machinery [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Machinery [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Research and Development [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Research and Development [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Office Furniture and Equipment [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Office Furniture and Equipment [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Property, Plant and Equipment, Other Types [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Property, Plant and Equipment, Other Types [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	6 years